UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND



THE MCKEE INTERNATIONAL EQUITY PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2005



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter................................................       1

Statement of Net Assets.............................................       4

Statement of Operations.............................................       9

Statement of Changes in Net Assets..................................      10

Financial Highlights................................................      11

Notes to Financial Statements.......................................      12

Report of Independent Registered Public Accounting Firm.............      20

Trustees and Officers of The Advisors' Inner Circle Fund............      22

Disclosure of Portfolio Expenses....................................      30

Notice to Shareholders..............................................      32

Shareholder Voting Results..........................................      33
--------------------------------------------------------------------------------







The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q will be available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2005

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE
Growth forecasts have risen as leading indicators in Japan and the Euro Zone have improved while growth rates have been sustained in the U.S. and China. Commodity prices, especially energy, have advanced sharply and inflation has accelerated. Though the Federal Reserve continues to raise rates at a measured pace, other central banks have maintained rates while signaling that hikes are becoming more likely. Rising U.S. short term rates and tax incentives have led to a strong rally in the dollar against most currencies despite the continued massive U.S. trade deficit. The Chinese did change their currency regime, pegging the yuan to a basket of currencies instead of just the dollar. The stronger dollar has led to higher earnings for those companies having substantial sales in the United States. Global equity markets have responded to continued economic growth and higher corporate profits with strong price appreciation over the past twelve months. U.S. investors have, however, seen their gains eroded by the decline in foreign currencies against the dollar. Emerging markets have been especially strong over the period.

PERFORMANCE
For the twelve months ended October 31, 2005, the Portfolio's return of 14.90% trailed the 18.09% return of the benchmark Morgan Stanley MSCI EAFE Index by 319 basis points. Performance was hurt by under-exposure to growth stocks and helped by over-weighting industrials and energy.

PORTFOLIO STRUCTURE
As of October 31, 2005, the Portfolio was invested in 19 countries. The Portfolio is overweight in the Euro Zone but underweight in the United Kingdom, Switzerland, and Nordic countries. Asia is overweight while Australia is underweight. Emerging markets, which are not included in the Morgan Stanley MSCI EAFE Index, accounted for approximately 2% of assets. Canada, which is also not included in Morgan Stanley MSCI EAFE Index, accounted for about 1% of the Portfolio. The Portfolio was overweight in industrials, information technology, and energy but was under-exposed to materials, telecom services, financials, and consumer discretionary. On October 31, 2005, the Portfolio was invested in 66 companies.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------


OUTLOOK
Led by the United States and Asia, the global economy continues to expand. Growth has also accelerated in Japan with exports and capital spending especially strong, and the country may finally emerge from deflation in 2006. Higher growth has resulted in sharply higher world demand for commodities, especially oil, and prices for raw materials have risen steeply. Global inflation is accelerating and central banks are more likely to consider interest rate hikes. Should monetary policies become more restrictive, PE ratios may contract, putting downward pressure on world equity prices. Sustained earnings growth will remain a positive force for stock prices, however. Contrary to consensus expectations, the dollar has advanced strongly, as the greenback has benefited from rising U.S. interest rates and higher oil demand. The higher dollar will further improve the competitive positions of foreign exporters and increase earnings. Recent natural disasters around the world may negatively impact growth in the near term, but rebuilding could accelerate future economic activity. Equity valuation levels have risen because of the multi-year market advance but are not yet at extreme levels. Further price appreciation is possible if the global expansion continues without sharply higher inflation and interest rates.


Yours truly,

/s/Eugene M. Natali

Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER




                       DEFINITION OF THE COMPARATIVE INDEX
                       -----------------------------------

MORGAN STANLEY MSCI EAFE INDEX is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                         ---------------------------------
                            AVERAGE ANNUAL TOTAL RETURN
                         FOR PERIOD ENDED OCTOBER 31, 2005
                         ---------------------------------
                                  Annualized Annualized
                         One Year   5 Year     10 Year
                          Return    Return     Return
                         ---------------------------------
                          14.90%     4.52%      7.74%
                         ---------------------------------

[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

           MCKEE INTERNATIONAL EQUITY PORTFOLIO   MORGAN STANLEY MSCI EAFE INDEX
10/31/95   $10,000                                $10,000
1996        10,829                                 11,048
1997        13,028                                 11,560
1998        13,182                                 12,674
1999        17,180                                 15,593
2000        16,890                                 15,140
2001        13,475                                 11,366
2002        11,716                                  9,865
2003        15,016                                 12,531
2004        18,339                                 14,892
2005        21,071                                 17,586

               THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST
  PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ORIGINAL COST. THE
PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.
    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE
          NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

         THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2005
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+ (UNAUDITED)
--------------------------------------------------------------------------------
[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

25.8% Financials*
14.3% Industrials
11.2% Consumer Discretionary
 9.8% Energy
 8.2% Consumer Staples
 7.4% Information Technology
 6.9% Health Care
 5.8% Utilities
 5.0% Telecommunication Services
 3.8% Materials
 1.8% Repurchase Agreement
+ Percentages are based on total investments.
* Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

----------------------------------------------------------------------------------
COMMON STOCK -- 98.1%
----------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------  ------------
AUSTRALIA -- 1.6%
   National Australia Bank ...............................   150,000   $ 3,698,391
                                                                      ------------
AUSTRIA -- 1.2%
   Wienerberger ..........................................    70,000     2,703,917
                                                                      ------------
BELGIUM -- 1.8%
   Fortis ................................................   150,000     4,266,978
                                                                      ------------
CANADA -- 1.2%
   Alcan .................................................    90,000     2,839,134
                                                                      ------------
FINLAND -- 1.6%
   Nokia .................................................   220,000     3,657,444
                                                                      ------------
FRANCE -- 13.1%
   AXA ...................................................   155,000     4,485,328
   BNP Paribas ...........................................    50,000     3,787,879
   Cie de Saint-Gobain ...................................    35,000     1,915,798
   Sanofi-Aventis ........................................    50,000     4,000,479
   STMicroelectronics ....................................   265,000     4,357,947
   Suez ..................................................   120,000     3,248,293
   Total .................................................    25,000     6,270,212
   Vivendi Universal .....................................    80,000     2,518,146
                                                                      ------------
                                                                        30,584,082
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------  ------------
GERMANY -- 8.0%
   Allianz ...............................................    20,000   $ 2,822,614
   BASF ..................................................    40,000     2,881,782
   Bayerische Motoren Werke ..............................    65,000     2,818,302
   E.ON ..................................................    42,000     3,803,090
   MAN ...................................................    70,000     3,247,215
   Siemens ...............................................    40,000     2,973,290
                                                                      ------------
                                                                        18,546,293
                                                                      ------------
HONG KONG -- 1.2%
   Henderson Land Development ............................   650,000     2,896,863
                                                                      ------------
INDIA -- 1.0%
   Infosys Technologies ADR ..............................    35,000     2,380,000
                                                                      ------------
ITALY -- 1.7%
   Telecom Italia, Ordinary Shares* ......................   800,000     2,311,654
   Telecom Italia, Savings Shares ........................   675,000     1,630,704
                                                                      ------------
                                                                         3,942,358
                                                                      ------------
JAPAN -- 24.8%
   Asahi Breweries .......................................   350,000     4,350,758
   Asahi Glass ...........................................   350,000     3,770,457
   Astellas Pharma .......................................   115,000     4,099,910
   Bridgestone ...........................................   175,000     3,547,958
   Canon .................................................    70,000     3,650,187
   East Japan Railway ....................................       700     4,149,306
   Fanuc .................................................    40,000     3,127,013
   Komatsu ...............................................   190,000     2,510,373
   Kubota ................................................   350,000     2,528,671
   Mitsubishi UFJ Financial Group ........................       400     4,982,604
   Nippon Meat Packers ...................................   200,000     2,209,527
   Nippon Oil ............................................   375,000     3,166,745
   Nippon Yusen ..........................................   600,000     3,608,092
   Oji Paper .............................................   600,000     3,035,952
   Osaka Gas .............................................   810,000     2,957,347
   Promise ...............................................    43,500     2,727,976
   Shionogi ..............................................   275,000     3,331,043
                                                                      ------------
                                                                        57,753,919
                                                                      ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------  ------------
NETHERLANDS -- 3.9%
   Aegon .................................................   220,000  $  3,306,983
   TNT ...................................................   110,000     2,594,203
   Unilever ..............................................    45,000     3,163,852
                                                                      ------------
                                                                         9,065,038
                                                                      ------------
PORTUGAL -- 1.5%
   Portugal Telecom ......................................   375,000     3,386,633
                                                                      ------------
SINGAPORE -- 1.6%
   DBS Group Holdings ....................................   425,000     3,835,039
                                                                      ------------
SPAIN -- 3.3%
   Inditex ...............................................    85,000     2,513,654
   Repsol YPF ............................................   120,000     3,570,248
   Telefonica ............................................   100,000     1,594,203
                                                                      ------------
                                                                         7,678,105
                                                                      ------------
SWEDEN -- 1.7%
   Nordea Bank ...........................................   400,000     3,916,187
                                                                      ------------
SWITZERLAND -- 5.5%
   Credit Suisse Group ...................................   110,000     4,852,064
   Novartis ..............................................    85,000     4,565,681
   Swiss Reinsurance .....................................    50,000     3,371,156
                                                                      ------------
                                                                        12,788,901
                                                                      ------------
TAIWAN -- 1.3%
   Taiwan Semiconductor Manufacturing ADR ................   377,997     3,054,216
                                                                      ------------
UNITED KINGDOM -- 22.1%
   Barclays ..............................................   390,000     3,866,240
   BG Group ..............................................   350,000     3,073,165
   Cadbury Schweppes .....................................   250,000     2,460,656
   Cadbury Schweppes ADR .................................    20,000       793,800
   Diageo ................................................   230,000     3,399,777
   GlaxoSmithKline ADR ...................................    80,000     4,159,200
   Hilton Group ..........................................   450,000     2,702,517
   Kingfisher ............................................   900,000     3,377,649


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK -- CONCLUDED
----------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------  ------------
UNITED KINGDOM -- (CONTINUED)
   Lloyds TSB Group ......................................   475,000   $ 3,884,827
   Persimmon .............................................   280,000     4,272,690
   Royal Bank of Scotland Group ..........................   120,000     3,322,417
   Royal Dutch Shell, Cl B ...............................    86,199     2,812,313
   Royal Dutch Shell ADR, Cl B ...........................    60,339     3,946,774
   Scottish Power ........................................   200,000     1,957,903
   Scottish Power ADR ....................................    40,000     1,564,000
   Tate & Lyle ...........................................   325,000     2,666,670
   Trinity Mirror ........................................   300,000     3,159,907
                                                                      ------------
                                                                        51,420,505
                                                                      ------------
   TOTAL COMMON STOCK
      (Cost $184,395,972) ................................             228,414,003
                                                                      ------------

----------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.8%
----------------------------------------------------------------------------------
                                                              FACE
                                                             AMOUNT
                                                            --------
   Morgan Stanley
      3.500%, dated 10/31/05, to be repurchased
      on 11/01/05, repurchase price $4,155,131
       (collateralized by a U.S. Government obligation,
      par value $4,170,261, 5.625%, 02/15/06, with total
      market value $4,237,902)
      (Cost $4,154,727) .................................. $4,154,727    4,154,727
                                                                      ------------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $188,550,699) ................................             232,568,730
                                                                      ------------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
WRITTEN OPTIONS -- (0.0)%
----------------------------------------------------------------------------------

                                                            CONTRACTS    VALUE
                                                            --------- ------------
   Taiwan Semiconductor January 2007, $10 Call ...........    (1,800) $   (126,000)
                                                                      ------------
      Premiums Received $(228,047)

OTHER ASSETS AND LIABILITIES -- 0.1%
   Payable for Investment Securities Purchased ...........                (934,301)
   Investment Advisory Fees Payable ......................                (140,592)
   Administration Fees Payable ...........................                 (24,102)
   Trustees' Fees Payable ................................                  (4,696)
   Payable for Fund Shares Redeemed ......................                     (10)
   Other Assets and Liabilities, Net .....................               1,357,190
                                                                      ------------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                 253,489
                                                                      ------------
   NET ASSETS -- 100.0% ..................................            $232,696,219
                                                                      ============

----------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
   Paid in Capital .......................................            $185,362,838
   Undistributed net investment income ...................               3,411,491
   Accumulated net realized loss on investments and
      written options ....................................                (102,906)
   Net unrealized appreciation on investments and
      written options ....................................              44,120,078
   Net unrealized depreciation on forward foreign
      currency contracts, foreign currencies and
      translation of other assets and liabilities
      denominated in foreign currencies ..................                 (95,282)
                                                                      ------------
   NET ASSETS ............................................            $232,696,219
                                                                      ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
   (unlimited authorization-- no par value) ..............              18,653,974
                                                                      ============
NET ASSET VALUE, Offering and Redemption Price Per Share .                  $12.47
                                                                      ============

     *  NON-INCOME PRODUCING SECURITY
   ADR  AMERICAN DEPOSITARY RECEIPT
  CL    CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends...........................................................   $ 6,543,148
Interest............................................................       217,239
Less: Foreign Taxes Withheld........................................      (731,572)
                                                                       -----------
   TOTAL INCOME ....................................................     6,028,815
                                                                       -----------
EXPENSES:
Investment Advisory Fees............................................     1,615,384
Administration Fees.................................................       276,925
Trustees' Fees......................................................        10,720
Custodian Fees......................................................       143,131
Shareholder Servcing Fees...........................................       113,359
Transfer Agent Fees.................................................        59,656
Legal Fees..........................................................        28,671
Printing Fees.......................................................        21,636
Registration and Filing Fees........................................        19,192
Audit Fees..........................................................        15,495
Other Expenses......................................................        27,608
                                                                       -----------
   TOTAL EXPENSES ..................................................     2,331,777
                                                                       -----------
Less:
   Fees Paid Indirectly -- Note 4 ..................................          (770)
                                                                       -----------
   NET EXPENSES ....................................................     2,331,007
                                                                       -----------
NET INVESTMENT INCOME ..............................................     3,697,808
                                                                       -----------
NET REALIZED GAIN (LOSS) ON:
   Investments .....................................................    14,207,302
   Written Options .................................................        85,400
   Foreign Currency Transactions ...................................       (82,778)
                                                                       -----------
NET REALIZED GAIN ..................................................    14,209,924
                                                                       -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments .....................................................    14,004,301
   Written Options .................................................        20,637
   Foreign Currency Transactions ...................................      (145,074)
                                                                       -----------
NET CHANGE IN UNREALIZED APPRECIATION ..............................    13,879,864
                                                                       -----------
NET GAIN ON INVESTMENTS, WRITTEN OPTIONS AND
   FOREIGN CURRENCY TRANSACTIONS ...................................    28,089,788
                                                                       -----------
Net Increase in Net Assets Resulting from Operations ...............   $31,787,596
                                                                       ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------

                                                                YEAR           YEAR
                                                                ENDED          ENDED
                                                            OCTOBER 31,    OCTOBER 31,
                                                                2005           2004
                                                           ------------    ------------
OPERATIONS:
   Net Investment Income ................................. $  3,697,808    $  2,549,794
   Net Realized Gain on Investments, Written Options,
     and Foreign Currency Transactions ...................   14,209,924       8,250,090
   Net Change in Unrealized Appreciation on Investments,
     Written Options and Foreign Currency Transactions ...   13,879,864      25,060,898
                                                           ------------    ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .....................................   31,787,596      35,860,782
                                                           ------------    ------------
DIVIDENDS:
   Net Investment Income .................................   (3,032,813)     (1,878,674)
                                                           ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................................   14,330,030      35,396,497
   In Lieu of Cash Distributions .........................    2,995,683       1,779,475
   Redemption Fees-- Note 2 ..............................        5,431          21,840
   Redeemed ..............................................  (28,576,830)     (9,378,135)
                                                           ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ..................................  (11,245,686)     27,819,677
                                                           ------------    ------------
   TOTAL INCREASE IN NET ASSETS ..........................   17,509,097      61,801,785
                                                           ------------    ------------
NET ASSETS:
   Beginning of Year .....................................  215,187,122     153,385,337
                                                           ------------    ------------
   End of Year (Including Undistributed Net Investment
     Income of $3,411,491 and $2,829,274, respectively) .. $232,696,219    $215,187,122
                                                           ============    ============


SHARE TRANSACTIONS:
   Issued ................................................    1,194,587       3,427,030
   In Lieu of Cash Distributions .........................      247,577         202,053
   Redeemed ..............................................   (2,342,289)       (910,985)
                                                           ------------    ------------

   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..................................     (900,125)      2,718,098
                                                           ============    ============






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------
                                                        SELECTED PER SHARE DATA & RATIOS
                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  YEARS ENDED OCTOBER 31,
                                     ---------------------------------------------------
                                       2005        2004       2003     2002(1)    2001
                                     --------    --------    ------    ------   --------
Net Asset Value,
   Beginning of Year ..............  $  11.00    $   9.11    $ 7.14    $ 8.30   $  12.33
                                     --------    --------    ------    ------   --------
Income (Loss) from Investment
   Operations:
Net Investment Income .............      0.19*       0.14*     0.11      0.10       0.08
Net Realized and Unrealized
   Gain (Loss) ....................      1.44*       1.86*     1.89     (1.17)     (2.26)
                                     --------    --------    ------    ------   --------
   Total from Investment
     Operations ...................      1.63        2.00      2.00     (1.07)     (2.18)
                                     --------    --------    ------    ------   --------
Redemption Fees ...................        --**        --**      --        --       0.01
                                     --------    --------    ------    ------   --------
Dividends and Distributions:
   Net Investment Income ..........     (0.16)      (0.11)    (0.03)    (0.09)     (0.02)
   Net Realized Gain ..............        --          --        --        --      (1.84)
                                     --------    --------    ------    ------   --------
     Total Dividends and
        Distributions .............     (0.16)      (0.11)    (0.03)    (0.09)     (1.86)
                                     --------    --------    ------    ------   --------
Net Asset Value, End of Year ......  $  12.47    $  11.00    $ 9.11    $ 7.14   $   8.30
                                     ========    ========    ======    ======   ========
TOTAL RETURN+ .....................     14.90%      22.13%    28.16%   (13.05)%   (20.22)%
                                     ========    ========    ======    ======   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Year (Thousands) ...............  $232,696    $215,187  $153,385  $111,156   $126,562
Ratio of Expenses
   to Average Net Assets ..........      1.01%(2)    0.99%     1.00%     1.02%      1.05%
Ratio of Net Investment
   Income to Average
   Net Assets .....................      1.60%       1.34%     1.54%     1.15%      0.83%
Portfolio Turnover Rate ...........        27%         13%       17%       23%        60%

*   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
**  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD
    BE 1.01%.


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Portfolio holding the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the adviser or any sub-adviser to the Portfolio believes that the fair values provided by FT are not reliable, the adviser or sub-adviser contacts the Portfolio's administrator and can request that a meeting of the Committee be held.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two par-ties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2005, there were no open forward foreign currency exchange contracts.

     WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Net Assets as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

     When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Net Assets. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     WRITTEN OPTIONS TRANSACTIONS -- Written option transactions entered into during the year ended October 31, 2005 are summarized as follows:

                                                         NUMBER         PREMIUM
                                                      OF CONTRACTS       (000)
                                                      ------------      --------
     Balance at the beginning of year                         700         $ 85
     Contracts written during the year                      1,861          232
     Contracts closed during the year                         (61)          (4)
     Contracts expired during the year                       (700)         (85)
                                                            -----         ----
     Balance at end of year                                 1,800         $228
                                                            =====         ====

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the years ended October 31, 2005 and October 31, 2004 there were $5,431 and $21,840, respectively, in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

$20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2005, the Administrator was paid 0.12% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the "Adviser").

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. During the period, the Portfolio earned credits of $770 which were used to offset transfer agent expenses.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services for the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6.  INVESTMENT TRANSACTIONS:

For the year ended October 31, 2005, the Portfolio made purchases of $59,683,437 and sales of $62,500,346 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book and tax basis differences related to foreign currencies and foreign forward contracts, resulted in classifications of $(82,778) to undistributed net investment income and $82,778 to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                            ORDINARY
                                             INCOME
                                           ----------
                           2005            $3,032,813
                           2004             1,878,674


As of October 31, 2005, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income               $ 3,411,251
Capital Loss Carryforwards                     (102,182)
Unrealized Appreciation                      44,024,068
Other Temporary Differences                         244
                                            -----------
Total Distributable Earnings                $47,333,381
                                            ===========

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2005, the outstanding capital loss carryforwards were as follows:

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                             TOTAL CAPITAL
                             EXPIRES        LOSS CARRYOVER
                              2011             10/31/05
                            --------        --------------
                            $102,182            $102,182

For the year ended October 31, 2005, the Portfolio utilized $14,292,701 of net capital loss carryforwards to offset net capital gains. For Federal income tax purposes, the cost of securities owned at October 31, 2005, were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Portfolio at October 31, 2005, were as follows:

            FEDERAL         APPRECIATED      DEPRECIATED      NET UNREALIZED
           TAX COST         SECURITIES       SECURITIES        APPRECIATION
          ------------      -----------      -----------      --------------
          $188,551,423      $49,131,356      $(5,114,049)       $44,017,307

8. CONCENTRATION OF RISKS:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At October 31, 2005, 36% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
McKee International Equity Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of McKee International Equity Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2005

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement ofAdditional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-335-2110. The following chart lists Trustees and Officers as of November 15, 2005.


                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER        Chairman   (Since 1991)    Currently performs various services      38        Trustee of The Advisors' Inner
59 yrs. old           of the Board                 on behalf of SEI Investments for which             Circle Fund II, Bishop Street
                       of Trustees                 Mr. Nesher is compensated. Executive               Funds, SEI Asset Allocation
                                                   Vice President of SEI Investments,                 Trust, SEI Daily Income Trust,
                                                   1986-1994. Director and Executive                  SEI Index Funds, SEI
                                                   Vice President of the Administrator                Institutional International
                                                   and the Distributor, 1981-1994.                    Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust,
                                                                                                      SEI Opportunity Master Fund,
                                                                                                      L.P., SEI Opportunity Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.,
                                                                                                      SEIGlobal Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI
                                                                                                      Investments-Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd., SEI
                                                                                                      Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992)    Self-employed consultant since 2003.     38        Director of SEI Investments
1701 Market Street                                 Partner, Morgan, Lewis & Bockius                   Company and SEI Investments
Philadelphia, PA 19103                             LLP (law firm) from 1976-2003,                     Distribution Co., SEI
65 yrs. old                                        counsel to the Trust, SEI Investments,             Investments-Global Fund
                                                   the Administrator and the Distributor.             Services, Limited, SEI
                                                   Director of SEI Investments since 1974;            Investments (Europe), Limited,
                                                   Secretary of SEI Investments since 1978.           SEI Investments (Asia)
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., Trustee of The Advisors'
                                                                                                      Inner Circle Fund II, SEI
                                                                                                      Investments, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.



                                     22 & 23

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY           Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas        38        Trustee of The Advisors' Inner
78 yrs. old                                        N.A., 1989-1992, and MTrust Corp.,                 Circle Fund II.
                                                   1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee   (Since 1993)    Private investor from 1987 to present.   38        Trustee of The Advisors' Inner
76 yrs. old                                        Vice President and Chief Financial                 Circle Fund II.
                                                   Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee   (Since 1994)    Attorney, Solo Practitioner since        38        Trustee of The Advisors' Inner
74 yrs. old                                        1994. Partner, Dechert (law firm),                 Circle Fund II, SEI Asset
                                                   September 1987-December 1993.                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Trustee   (Since 1999)    Chief Executive Officer, Newfound        38        Trustee, State Street
63 yrs. old                                        Consultants, Inc. since April 1997.                Navigator Securities Lending
                                                   General Partner, Teton Partners, L.P.,             Trust, since 1995. Trustee of
                                                   June 1991-December 1996; Chief                     The Fulcrum Trust. Trustee of
                                                   Financial Officer, Nobel Partners,                 The Advisors' Inner Circle
                                                   L.P., March 1991-December 1996;                    Fund II, SEI Asset Allocation
                                                   Treasurer and Clerk, Peak Asset                    Trust, SEI Daily Income Trust,
                                                   Management, Inc., since 1991.                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Absolute Return Fund, L.P.
                                                                                                      and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                     24 & 25

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND   OTHER DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY         HELD BY BOARD
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER           MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
BETTY L. KRIKORIAN       Trustee   (Since 2005)    Self-Employed Legal and Financial        38        Trustee of The Advisors' Inner
62 yrs. old                                        Services Consultant since 2003.                    Circle Fund II.
                                                   In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM       Trustee   (Since 2005)    Self-Employed Business Consultant,       38        Director, Crown Pacific, Inc.
71 yrs. old                                        Business Project Inc. since 1997.                  and Trustee of The Advisors'
                                                   CEO and President, United Grocers                  Inner Circle Fund II.
                                                   Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON      Trustee   (Since 2005)    Retired.                                 38        Director, Federal Agricultural
63 yrs. old                                                                                           Mortgage Corporation. Trustee
                                                                                                      of The Advisors' Inner Circle
                                                                                                      Fund II.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA      President  (Since 2003)    Senior Operations Officer, SEI           N/A                 N/A
43 yrs. old                                        Investments, Fund Accounting and
                                                   Administration since 1996; Assistant
                                                   Chief Accountant for the U.S.
                                                   Securities and Exchange Commission
                                                   from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON         Controller  (Since 2005)    Director, SEI Investments, Fund          N/A                 N/A
45 yrs. old            and Chief                   Accounting since July 2005.
                    Financial Officer              Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI        Chief    (Since 2004)    Vice President and Assistant             N/A                 N/A
37 yrs. old            Compliance                  Secretary of SEI Investments and
                         Officer                   Vice President and Assistant
                                                   Secretary of SEI Investments Global
                                                   Funds Services from 2000-2004;
                                                   Vice President, Merrill Lynch & Co.
                                                   Asset Management Group from
                                                   1998- 2000; Associate at Pepper
                                                   Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                    26 & 27

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                     TERM OF                                              IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED            DURING PAST 5 YEARS              BOARD MEMBER        HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE         Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
37 yrs. old           and Secretary                since 2004. Vice President, Deutsche
                                                   Asset Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP from 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable Annuities
                                                   Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO     Vice President (Since 2000)   General Counsel, Vice President and           N/A                   N/A
37 yrs. old           and Assistant                Secretary of SEI Investments Global
                        Secretary                  Funds Services since 1999; Associate,
                                                   Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON  Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
41 yrs. old           and Assistant                since 2004. General Counsel, CITCO
                        Secretary                  Mutual Fund Services from 2003-2004.
                                                   Vice President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-2003
                                                   and Vice President and Assistant
                                                   Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH          AML Officer   (Since 2005)   Assistant Vice President and AML              N/A                   N/A
28 yrs. old                                        Compliance Officer of SEI Investments
                                                   since January 2005. Compliance Analyst
                                                   at TD Waterhouse from January 2004
                                                   to November 2004. Senior Compliance
                                                   Analyst at UBS Financial Services
                                                   from October 2002 to January 2004.
                                                   Knowledge Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.




                                     28 & 29

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you under-stand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) -- CONCLUDED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                 BEGINNING     ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE       EXPENSE     DURING
                                   5/1/05     10/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
MCKEE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN           $1,000.00   $1,059.50      1.02%       $5.29
HYPOTHETICAL 5% RETURN             1,000.00    1,020.06      1.02         5.19

*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                         LONG-TERM     ORDINARY                 QUALIFYING
                       CAPITAL GAIN     INCOME         TOTAL      DIVIDEND    FOREIGN
PORTFOLIO              DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS INCOME (1) TAX CREDIT
---------              ------------- ------------- ------------- ---------- ----------
McKee International
   Equity Portfolio        0.00%         100.00%       100.00%     100.00%     14.91%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

FOREIGN TAXES DURING THE FISCAL YEAR ENDED OCTOBER 31, 2005 AMOUNTING TO $531,601 ARE EXPECTED TO BE PASSED THROUGH TO THE SHAREHOLDERS AS FOREIGN TAX CREDITS ON FORM 1099-DIV FOR THE YEAR ENDING DECEMBER 31, 2005 WHICH SHAREHOLDERS OF THIS PORTFOLIO WILL RECEIVE IN LATE JANUARY, 2006. IN ADDITION, FOR THE YEAR ENDED OCTOBER 31, 2005, GROSS INCOME DERIVED FROM SOURCES WITHIN FOREIGN COUNTRIES AMOUNTED TO $6,343,176 FOR THE MCKEE INTERNATIONAL EQUITY PORTFOLIO.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2005. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2005 FORM 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                                NUMBER OF            % OF SHARES     % OF SHARES
                                                  SHARES             OUTSTANDING       PRESENT
                                            -----------------        ------------    -----------
   ROBERT A. NESHER
   Affirmative..........................    1,968,778,879.060           83.336%        99.953%
   Withheld ............................          928,748.332            0.039%         0.047%
   Total................................    1,969,707,627.392           83.375%           100%

   WILLIAM M. DORAN
   Affirmative..........................    1,968,769,215.571           83.335%        99.952%
   Withheld ............................          938,411.821            0.040%         0.048%
   Total................................    1,969,707,627.392           83.375%           100%

   JOHN T. COONEY
   Affirmative..........................    1,968,445,827.062           83.322%        99.936%
   Withheld ............................        1,261,800.330            0.053%         0.064%
   Total................................    1,969,707,627.392           83.375%           100%

   ROBERT A. PATTERSON
   Affirmative..........................    1,968,404,985.954           83.320%        99.934%
   Withheld ............................        1,302,641.438            0.055%         0.066%
   Total................................    1,969,707,627.392           83.375%           100%

   EUGENE B. PETERS
   Affirmative..........................    1,968,506,856.025           83.324%        99.939%
   Withheld ............................        1,200,771.367            0.051%         0.061%
   Total................................    1,969,707,627.392           83.375%           100%

   JAMES M. STOREY
   Affirmative..........................    1,968,556,832.006           83.326%        99.942%
   Withheld............................         1,150,795.386            0.049%         0.058%
   Total................................    1,969,707,627.392           83.375%           100%

   GEORGE J. SULLIVAN
   Affirmative..........................    1,968,795,230.525           83.337%        99.954%
   Withheld ............................          912,396.867            0.038%         0.046%
   Total................................    1,969,707,627.392           83.375%           100%

   BETTY L. KRIKORIAN
   Affirmative..........................    1,968,754,119.096           83.335%        99.952%
   Withheld............................           953,508.296            0.040%         0.048%
   Total................................    1,969,707,627.392           83.375%           100%

   CHARLES E. CARLBOM
   Affirmative..........................    1,968,689,813.190           83.332%        99.948%
   Withheld ............................        1,017,814.202            0.043%         0.052%
   Total................................    1,969,707,627.392           83.375%           100%

   MITCHELL A. JOHNSON
   Affirmative..........................    1,968,801,283.525           83.337%        99.954%
   Withheld.............................          906,343.867            0.038%         0.046%
   Total................................    1,969,707,627.392           83.375%           100%

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004









          This information must be preceded or accompanied by a current prospectus for the Portfolio described.



CSM-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.